FINANCIAL RISK MANAGEMENT - Schedule of Financial Assets at Fair Value Through Other Comprehensive Income (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Net carrying amount	£ 4,562	£ 5,137
Total financial assets at fair value through other comprehensive income	27,786	27,260
Level 3 financial assets carried at fair value	35,095	37,275
The Group | Financial assets available-for-sale, category | Excluding equity share
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Fixed interest government bonds	14,599	14,267
Asset-backed debt instruments held	55	65
Corporate and other debt securities	13,131	12,928
Net carrying amount	27,785	27,260
Treasury and other bills	0	0
Total financial assets at fair value through other comprehensive income	27,785	27,260
The Group | Investment grade | Financial assets available-for-sale, category | Excluding equity share
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Fixed interest government bonds	14,599	14,267
Asset-backed debt instruments held	0	0
Corporate and other debt securities	13,087	12,786
Net carrying amount	27,686	27,053
Treasury and other bills	0	0
Total financial assets at fair value through other comprehensive income	27,686	27,053
The Group | Other | Sub-investment grade
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Net carrying amount	18	8
Level 3 financial assets carried at fair value	55	65
The Group | Other | Not rated
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Net carrying amount	1	28
Level 3 financial assets carried at fair value	44	142
The Group | Other | Financial assets available-for-sale, category | Excluding equity share
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Fixed interest government bonds	0	0
Asset-backed debt instruments held	55	65
Corporate and other debt securities	44	142
Net carrying amount	99	207
Treasury and other bills	0	0
Total financial assets at fair value through other comprehensive income	99	207
The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Net carrying amount	3,756	4,315
Total financial assets at fair value through other comprehensive income	25,529	24,647
Level 3 financial assets carried at fair value	36,956	38,966
The Bank | Financial assets available-for-sale, category | Excluding equity share
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Fixed interest government bonds	14,445	14,114
Corporate and other debt securities	11,084	10,533
Net carrying amount	25,529	24,647
Treasury and other bills	0	0
Total financial assets at fair value through other comprehensive income	25,529	24,647
The Bank | Financial assets available-for-sale, category | Including due from fellow Lloyds Banking Group undertakings | Excluding equity share
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Corporate and other debt securities	0	0
Total financial assets at fair value through other comprehensive income	25,529	24,647
The Bank | Investment grade | Financial assets available-for-sale, category | Excluding equity share
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Fixed interest government bonds	14,445	14,114
Corporate and other debt securities	11,084	10,444
Net carrying amount	25,529	24,558
Treasury and other bills	0	0
Total financial assets at fair value through other comprehensive income	25,529	24,558
The Bank | Other | Sub-investment grade
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Net carrying amount	0	0
Level 3 financial assets carried at fair value	0	0
The Bank | Other | Not rated
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Net carrying amount	0	15
Level 3 financial assets carried at fair value	0	89
The Bank | Other | Financial assets available-for-sale, category | Excluding equity share
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) [Line Items]
Fixed interest government bonds	0	0
Corporate and other debt securities	0	89
Net carrying amount	0	89
Treasury and other bills	0	0
Total financial assets at fair value through other comprehensive income	£ 0	£ 89